Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	119 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Roundhill Acquirers Deep Value ETF NAV
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Acquirers Deep Value ETF NAV
Average Annual Return, Percent	8.48%	7.54%	6.73%
Roundhill Acquirers Deep Value ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Acquirers Deep Value ETF Market
Average Annual Return, Percent	8.36%	7.56%	6.74%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%	15.92%	13.10%
Deep Value-Acquirers Deep Value Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Deep Value-Acquirers Deep Value Blended Index
Average Annual Return, Percent	9.61%	8.50%	7.54%